CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property, plant & equipment	$ 3,137	$ 3,113
Right-of-use assets	340	324
Goodwill	8,905	8,905
Intangible assets other than goodwill	9,690	10,231
Deferred tax assets	355	354
Financial assets	233	307
Other non-current assets	188	185
Total non-current assets	22,848	23,419
Current assets
Inventories	1,658	1,505
Trade receivables	1,171	1,390
Income tax receivables	33	17
Cash and cash equivalents	1,324	822
Other current assets	447	502
Total current assets	4,633	4,236
Total assets	27,481	27,655
Equity
Share capital	20	20
Reserves	18,753	19,283
Total equity	18,773	19,303
Non-current liabilities
Financial debts	3,909	3,218
Lease liabilities	297	280
Deferred tax liabilities	1,228	1,386
Provisions & other non-current liabilities	1,195	1,168
Total non-current liabilities	6,629	6,052
Current liabilities
Trade payables	781	833
Financial debts	235	261
Lease liabilities	64	61
Current income tax liabilities	129	107
Provisions & other current liabilities	870	1,038
Total current liabilities	2,079	2,300
Total liabilities	8,708	8,352
Total equity and liabilities	$ 27,481	$ 27,655